April 7, 2011

VIA ELECTRONIC TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549 .

RE:	Alpine Income Trust (the “Trust”)
File Nos. (333-100289) and (811-21210)

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant as it pertains to its prospectus. The attached XBRL-coded prospectus disclosure is based on the disclosure found March 1, 2011 Alpine Municipal Money Market Fund prospectus, as supplemented on March 28, 2011 pursuant to Rule 497(e).

Sincerely,

/s/ John Megyesi
John Megyesi
Chief Compliance Officer